Organization	12 Months Ended
Dec. 31, 2012
Organization
Organization

1.    Organization

            Simon Property Group, Inc., or Simon Property, is a Delaware corporation that operates as a self-administered and self-managed real estate investment trust, or REIT, under the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Simon Property Group, L.P., or the Operating Partnership, is our majority-owned partnership subsidiary that owns all of our real estate properties and other assets. The terms "we", "us" and "our" refer to Simon Property, the Operating Partnership, and its subsidiaries.

            We own, develop and manage retail real estate properties, which consist primarily of malls, Premium Outlets®, The Mills®, and community/lifestyle centers. As of December 31, 2012, we owned or held an interest in 317 income-producing properties in the United States, which consisted of 160 malls, 63 Premium Outlets, 68 community/lifestyle centers, 13 Mills and 13 other shopping centers or outlet centers in 38 states and Puerto Rico. Internationally, as of December 31, 2012, we had ownership interests in eight Premium Outlets in Japan, two Premium Outlets in South Korea, one Premium Outlet in Mexico, and one Premium Outlet in Malaysia. Additionally, as of December 31, 2012, we owned a 28.9% equity stake in Klépierre SA, or Klépierre, a publicly traded, Paris-based real estate company, which owns, or has an interest in, more than 260 shopping centers located in 13 countries in Europe.

            We generate the majority of our revenues from leases with retail tenants including:

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  base minimum rents,

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  overage and percentage rents based on tenants' sales volume, and

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  recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

            Revenues of our management company, after intercompany eliminations, consist primarily of management fees that are typically based upon the revenues of the property being managed.

            We also generate supplemental revenues from the following activities:

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  establishing our malls as leading market resource providers for retailers and other businesses and consumer-focused corporate alliances, including: payment systems (such as handling fees relating to the sales of bank-issued prepaid cards), national marketing alliances, static and digital media initiatives, business development, sponsorship, and events,

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  offering property operating services to our tenants and others, including waste handling and facility services, and the provision of energy services,

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  selling or leasing land adjacent to our shopping center properties, commonly referred to as "outlots" or "outparcels," and

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  generating interest income on cash deposits and investments in loans, including those made to related entities.